Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Participant)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.88%	3.98%	4.69%	3.98%
Five Years	16.72%	none	18.02%	16.76%
Ten Years	9.41%	none	10.03%	9.44%